UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00043

DWS Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  12/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2012 (Unaudited)

DWS Small Cap Growth Fund
	Shares	Value ($)
Common Stocks 96.4%
Consumer Discretionary 13.9%
Auto Components 1.4%
Tenneco, Inc.* (a)	35,779	1,256,201
Diversified Consumer Services 1.1%
Coinstar, Inc.* (a)	18,929	984,497
Hotels, Restaurants & Leisure 3.2%
Buffalo Wild Wings, Inc.*	17,407	1,267,578
Life Time Fitness, Inc.*	18,599	915,257
Red Robin Gourmet Burgers, Inc.*	23,564	831,573

		3,014,408
Media 1.3%
Cinemark Holdings, Inc.	48,164	1,251,301
Specialty Retail 4.1%
Advance Auto Parts, Inc.	17,074	1,235,304
Children's Place Retail Stores, Inc.*	16,162	715,815
DSW, Inc. "A"	19,215	1,262,233
Guess?, Inc.	24,391	598,555

		3,811,907
Textiles, Apparel & Luxury Goods 2.8%
Carter's, Inc.*	28,541	1,588,307
Deckers Outdoor Corp.* (a)	17,676	711,812
True Religion Apparel, Inc.	13,209	335,773

		2,635,892
Consumer Staples 6.4%
Food & Staples Retailing 1.2%
United Natural Foods, Inc.*	20,418	1,094,200
Food Products 5.2%
Boulder Brands, Inc.*	94,160	1,214,664
Hain Celestial Group, Inc.* (a)	23,554	1,277,098
Snyder's-Lance, Inc.	46,559	1,122,538
TreeHouse Foods, Inc.*	24,880	1,296,994

		4,911,294
Energy 10.0%
Energy Equipment & Services 4.2%
Atwood Oceanics, Inc.* (a)	25,652	1,174,605
Dril-Quip, Inc.*	22,421	1,637,854
Hornbeck Offshore Services, Inc.*	31,321	1,075,563

		3,888,022
Oil, Gas & Consumable Fuels 5.8%
Americas Petrogas, Inc.*	247,997	747,955
Approach Resources, Inc.* (a)	42,628	1,066,126
Energy XXI (Bermuda) Ltd.	36,492	1,174,678
Rex Energy Corp.* (a)	94,769	1,233,892
Rosetta Resources, Inc.* (a)	26,740	1,212,927

		5,435,578
Financials 6.8%
Capital Markets 2.9%
Waddell & Reed Financial, Inc. "A" (a)	42,602	1,483,401
WisdomTree Investments, Inc.*	205,099	1,255,206

		2,738,607
Consumer Finance 1.5%
DFC Global Corp.*	74,813	1,384,789
Diversified Financial Services 1.6%
Portfolio Recovery Associates, Inc.*	13,820	1,476,805
Real Estate Management & Development 0.2%
Realogy Holdings Corp.*	5,625	236,025
Thrifts & Mortgage Finance 0.6%
Ocwen Financial Corp.*	15,788	546,107
Health Care 19.4%
Biotechnology 2.9%
Alkermes PLC*	39,653	734,373
ARIAD Pharmaceuticals, Inc.*	20,031	384,195
Cubist Pharmaceuticals, Inc.*	13,837	581,984
Incyte Corp.* (a)	29,520	490,327
Pharmacyclics, Inc.* (a)	8,872	513,689

		2,704,568
Health Care Equipment & Supplies 7.2%
Analogic Corp.	16,625	1,235,237
ArthroCare Corp.*	22,561	780,385
AtriCure, Inc.*	21,040	145,176
CONMED Corp.	28,719	802,696
Derma Sciences, Inc.*	46,179	513,049
HeartWare International, Inc.*	7,462	626,435
Novadaq Technologies, Inc.*	66,237	588,185
NxStage Medical, Inc.*	45,776	514,980
Sunshine Heart, Inc.*	73,703	448,851
Thoratec Corp.*	28,551	1,071,234

		6,726,228
Health Care Providers & Services 4.3%
Catamaran Corp.*	19,695	927,832
Centene Corp.*	16,703	684,823
ExamWorks Group, Inc.*	81,160	1,135,428
Team Health Holdings, Inc.*	19,627	564,669
Universal American Corp.	85,070	730,751

		4,043,503
Health Care Technology 1.2%
athenahealth, Inc.* (a)	9,371	688,300
ePocrates, Inc.*	42,717	376,764

		1,065,064
Pharmaceuticals 3.8%
DepoMed, Inc.*	106,736	660,696
Flamel Technologies SA (ADR)*	72,824	220,656
Hi-Tech Pharmacal Co., Inc. (a)	29,611	1,035,793
Pacira Pharmaceuticals, Inc.* (a)	91,464	1,597,876

		3,515,021
Industrials 18.5%
Aerospace & Defense 1.4%
BE Aerospace, Inc.*	25,964	1,282,622
Construction & Engineering 1.4%
MYR Group, Inc.*	58,168	1,294,238
Electrical Equipment 2.3%
General Cable Corp.*	35,266	1,072,439
Thermon Group Holdings, Inc.*	47,928	1,079,818

		2,152,257
Machinery 8.0%
Altra Holdings, Inc.	33,927	748,090
Chart Industries, Inc.*	23,224	1,548,344
RBC Bearings, Inc.*	28,166	1,410,272
Sauer-Danfoss, Inc.	23,524	1,255,476
Valmont Industries, Inc.	8,842	1,207,375
WABCO Holdings, Inc.*	19,581	1,276,485

		7,446,042
Professional Services 2.3%
TrueBlue, Inc.*	91,857	1,446,748
WageWorks, Inc.*	38,737	689,518

		2,136,266
Road & Rail 0.8%
Roadrunner Transportation Systems, Inc.*	42,590	772,583
Trading Companies & Distributors 2.3%
Applied Industrial Technologies, Inc. (a)	20,989	881,748
United Rentals, Inc.*	27,147	1,235,731

		2,117,479
Information Technology 17.3%
Communications Equipment 0.8%
Finisar Corp.* (a)	43,612	710,876
Electronic Equipment, Instruments & Components 1.6%
Cognex Corp.	20,227	744,758
Coherent, Inc.	14,110	714,248

		1,459,006
Internet Software & Services 2.0%
MercadoLibre, Inc.	9,908	778,472
NIC, Inc.	65,839	1,075,809

		1,854,281
IT Services 4.5%
Cardtronics, Inc.*	44,977	1,067,754
FleetCor Technologies, Inc.*	14,470	776,316
MAXIMUS, Inc.	25,319	1,600,667
Syntel, Inc.	14,610	782,950

		4,227,687
Semiconductors & Semiconductor Equipment 1.4%
Cavium, Inc.* (a)	25,527	796,698
EZchip Semiconductor Ltd.* (a)	15,217	503,226

		1,299,924
Software 7.0%
Allot Communications Ltd.*	21,265	378,942
Concur Technologies, Inc.* (a)	11,371	767,770
Informatica Corp.*	21,583	654,396
NICE Systems Ltd. (ADR)*	16,021	536,383
NQ Mobile, Inc. (ADR)* (a)	88,919	537,071
Parametric Technology Corp.*	60,979	1,372,637
TiVo, Inc.*	62,780	773,450
Ultimate Software Group, Inc.*	15,905	1,501,591

		6,522,240
Materials 4.1%
Chemicals 1.6%
Westlake Chemical Corp. (a)	18,373	1,456,979
Metals & Mining 1.4%
Detour Gold Corp.*	28,670	717,399
Haynes International, Inc.	11,131	577,365

		1,294,764
Paper & Forest Products 1.1%
Fortress Paper Ltd. "A"*	16,129	130,530
Schweitzer-Mauduit International, Inc.	24,034	938,047

		1,068,577

Total Common Stocks (Cost $78,402,169)		89,815,838
Exchange-Traded Fund 0.5%
SPDR S&P Biotech (Cost $519,188)	5,615	493,615
Securities Lending Collateral 15.0%
Daily Assets Fund Institutional, 0.20% (b) (c) (Cost $13,922,360)	13,922,360	13,922,360
Cash Equivalents 3.1%
Central Cash Management Fund, 0.15% (b) (Cost $2,927,536)	2,927,536	2,927,536

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $95,771,253) †	115.0	107,159,349
Other Assets and Liabilities, Net	(15.0)	(14,017,527)

Net Assets	100.0	93,141,822

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $96,228,792.  At December 31, 2012, net unrealized appreciation for all securities based on tax cost was $10,930,557.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $14,882,594 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,952,037.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2012 amounted to $13,932,134, which is 15.0% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2012 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$89,815,838	$—	$—	$89,815,838
Exchange-Traded Fund	493,615	—	—	493,615
Short-Term Investments(d)	16,849,896	—	—	16,849,896
Total	$107,159,349	$—	$—	$107,159,349

There have been no transfers between fair value measurement levels during the period ended December 31, 2012.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Growth Fund, a series of DWS Investment Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 19, 2013